Commitment and Contingencies (Commitment and Contingent Liabilities Not Reflected in Consolidated Financial Statements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Commitments to extend credit	$ 32,878
Unused lines of credit	31,857
Standby letters of credit	$ 1,769